Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
	2023	2024
Cost:
Buildings	184,813,833	184,813,833
Electronic devices and other general equipment	3,922,582	4,220,664
Leasehold improvements	3,468,168	3,118,069
Total cost	192,204,583	192,152,566
Less: Accumulated depreciation	(40,654,997)	(44,902,512)
Property and equipment, net	151,549,586	147,250,054